Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to align pay with performance, retain talent, and drive stockholder value through programs and practices that incorporate sound policies and best practices. The following table sets forth additional compensation information for our NEOs, calculated in accordance with 402(v) of SEC Regulation S-K. While SCT total compensation values and Compensation Actually Paid (CAP) values are shown together in the below table, they are calculated differently. The SCT compensation values include the accounting fair value of equity awards granted in the year shown (at the time the grant was made), whereas CAP values include a revaluation of current year grants at year-end, plus the change in the fair value of multiple years of historical equity grants, valued at different times during the year. As CAP includes multiple years of grants, the calculation of CAP each year is heavily impacted by the change in our stock price, and therefore, may be higher or lower than the SCT compensation values.

2025 PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table Total for PEO (Mr. Oplinger) (b)(1)	Summary Compensation Table Total for PEO (Mr. Harvey) (b)(1)	Compensation Actually Paid to PEO (Mr. Oplinger)[1] (c)(1)(2)	Compensation Actually Paid to PEO (Mr. Harvey)[1] (c)(1)(2)	Average Summary Compensation Table Total for Non- PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On			Adjusted EBITDA Excluding Special Items (i)(4) (in millions)
							Total Stockholder Return (f)(3)	Peer Group Total Stockholder Return (g)(3)	Net Income (Loss) (h) (in millions)
2025	$14,002,088	$—	$22,052,549	$—	$3,632,791	$5,343,159	$241.43	$330.58	$1,119	$1,882
2024	$13,495,263	$—	$16,943,357	$—	$3,543,639	$4,331,603	$169.43	$179.48	$24	$1,589
2023	$4,706,433	$14,554,320	$2,178,580	$5,644,646	$1,970,208	$849,879	$150.70	$187.42	$(773)	$536
2022	$—	$12,837,409	$—	$(1,408,893)	$2,594,429	$1,375,931	$199.16	$153.72	$38	$2,224
2021	$—	$15,960,369	$—	$71,515,331	$3,334,351	$20,684,920	$259.05	$135.48	$570	$2,763

(1) William F. Oplinger served as our principal executive officer (“PEO”) from September 24, 2023 through December 31, 2025. Roy C. Harvey served as our PEO from January 1, 2023 through September 24, 2023 and for the full year for each of 2022 and 2021. For 2025 and 2024, our non-PEO NEOs included Molly S. Beerman, Matthew T. Reed, Andrew Hastings, and Renato Bacchi. For 2023, our non-PEO NEOs included Mses. Beerman, Tammi A. Jones and Kelly R. Thomas, and Messrs. Bacchi, Hastings, and Jeffrey D. Heeter. For 2022, our non-PEO NEOs included Messrs. Oplinger, John Slaven, Heeter, and Ms. Thomas. For 2021, our non-PEO NEOs included Messrs. Oplinger, Slaven, Timothy Reyes, and Heeter.

(2) For 2025, the value included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

William F. Oplinger (PEO)	2025
Summary Compensation Table Total for PEO (Mr. Oplinger) (column (b))	$14,002,088
- aggregate change in actuarial present value of pension benefits	$334,662
+ service cost of pension benefits	$0
+ prior service cost of pension benefits	$0
- SCT “Stock Awards” column value	$9,899,069
SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$14,047,742
+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$4,047,287
+ vesting date fair value of equity awards granted and vested in the covered year	$0
+/- change in fair value of equity awards granted in prior years that vested in the covered year	$(20,324)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0
+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$209,487
+ excess fair value for equity award modifications	$0
Compensation Actually Paid to PEO (Mr. Oplinger) (column (c))	$22,052,549

AVERAGE FOR NON-PEO NEOS	2025
Average SCT Total for Non-PEO NEOs (column (d))	$3,632,791
- aggregate change in actuarial present value of pension benefits	$0
+ service cost of pension benefits	$0
+ prior service cost of pension benefits	$0
- SCT “Stock Awards” column value	$2,090,218
- SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$2,966,228
+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$792,327
+ vesting date fair value of equity awards granted and vested in the covered year	$0
+/- change in fair value of equity awards granted in prior years that vested in the covered year	$(4,091)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0
+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$46,122
+ excess fair value for equity award modifications	$0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$5,343,159

(3) Total stockholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total stockholder return based on a deemed fixed investment of $100 at market close on December 31, 2020 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the S&P Metals and Mining Select Industry Index (the “PvP Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4) Please see “Attachment A—Additional Information Regarding Performance Measures” for a description of how non-GAAP financial measures are calculated from their most directly comparable GAAP financial measures and a discussion of normalization.

Company Selected Measure Name	AdjustedEBITDAExcludingSpecialItems
Named Executive Officers, Footnote

(1) William F. Oplinger served as our principal executive officer (“PEO”) from September 24, 2023 through December 31, 2025. Roy C. Harvey served as our PEO from January 1, 2023 through September 24, 2023 and for the full year for each of 2022 and 2021. For 2025 and 2024, our non-PEO NEOs included Molly S. Beerman, Matthew T. Reed, Andrew Hastings, and Renato Bacchi. For 2023, our non-PEO NEOs included Mses. Beerman, Tammi A. Jones and Kelly R. Thomas, and Messrs. Bacchi, Hastings, and Jeffrey D. Heeter. For 2022, our non-PEO NEOs included Messrs. Oplinger, John Slaven, Heeter, and Ms. Thomas. For 2021, our non-PEO NEOs included Messrs. Oplinger, Slaven, Timothy Reyes, and Heeter.

Peer Group Issuers, Footnote

(3) Total stockholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total stockholder return based on a deemed fixed investment of $100 at market close on December 31, 2020 and in accordance with Items 201(e) and 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the S&P Metals and Mining Select Industry Index (the “PvP Peer Group”). Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Adjustment To PEO Compensation, Footnote

(2) For 2025, the value included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

William F. Oplinger (PEO)	2025
Summary Compensation Table Total for PEO (Mr. Oplinger) (column (b))	$14,002,088
- aggregate change in actuarial present value of pension benefits	$334,662
+ service cost of pension benefits	$0
+ prior service cost of pension benefits	$0
- SCT “Stock Awards” column value	$9,899,069
SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$14,047,742
+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$4,047,287
+ vesting date fair value of equity awards granted and vested in the covered year	$0
+/- change in fair value of equity awards granted in prior years that vested in the covered year	$(20,324)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0
+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$209,487
+ excess fair value for equity award modifications	$0
Compensation Actually Paid to PEO (Mr. Oplinger) (column (c))	$22,052,549

Non-PEO NEO Average Total Compensation Amount	$ 3,632,791	$ 3,543,639	$ 1,970,208	$ 2,594,429	$ 3,334,351
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,343,159	4,331,603	849,879	1,375,931	20,684,920
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE FOR NON-PEO NEOS	2025
Average SCT Total for Non-PEO NEOs (column (d))	$3,632,791
- aggregate change in actuarial present value of pension benefits	$0
+ service cost of pension benefits	$0
+ prior service cost of pension benefits	$0
- SCT “Stock Awards” column value	$2,090,218
- SCT “Option Awards” column value	$0
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$2,966,228
+/- change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$792,327
+ vesting date fair value of equity awards granted and vested in the covered year	$0
+/- change in fair value of equity awards granted in prior years that vested in the covered year	$(4,091)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$0
+ dollar value of dividends/earnings paid prior to the vesting date on equity awards in the covered year	$46,122
+ excess fair value for equity award modifications	$0
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$5,343,159

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List

The following table lists the financial performance measures that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2025 to our performance:

Adjusted EBITDA excluding special items—Normalized
Relative Total Shareholder Return
Average Return on Equity
Free Cash Flow

Total Shareholder Return Amount	$ 241.43	169.43	150.7	199.16	259.05
Peer Group Total Shareholder Return Amount	$ 330.58	$ 179.48	$ 187.42	$ 153.72	$ 135.48
Company Selected Measure Amount	1,882,000,000	1,589,000,000	536,000,000	2,224,000,000	2,763,000,000
Net Income (Loss)	$ 1,119,000,000	$ 24,000,000	$ (773,000,000)	$ 38,000,000	$ 570,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA excluding special items—Normalized
Non-GAAP Measure Description

(4) Please see “Attachment A—Additional Information Regarding Performance Measures” for a description of how non-GAAP financial measures are calculated from their most directly comparable GAAP financial measures and a discussion of normalization.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Average Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
William F. Oplinger
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,002,088	13,495,263	4,706,433
PEO Actually Paid Compensation Amount	$ 22,052,549	$ 16,943,357	2,178,580
PEO Name	William F. Oplinger
Roy C. Harvey
Pay vs Performance Disclosure
PEO Total Compensation Amount			14,554,320	12,837,409	15,960,369
PEO Actually Paid Compensation Amount			$ 5,644,646	$ (1,408,893)	$ 71,515,331
PEO Name			Roy C. Harvey
PEO | William F. Oplinger | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (334,662)
PEO | William F. Oplinger | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William F. Oplinger | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William F. Oplinger | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,047,742
PEO | William F. Oplinger | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,047,287
PEO | William F. Oplinger | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William F. Oplinger | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,324)
PEO | William F. Oplinger | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William F. Oplinger | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,487
PEO | William F. Oplinger | Sctstock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,899,069)
PEO | William F. Oplinger | Sctoption Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | William F. Oplinger | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,966,228
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	792,327
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,091)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,122
Non-PEO NEO | Sctstock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,090,218)
Non-PEO NEO | Sctoption Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0